Concentrations (Details) - Customer Concentration Risk [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplies [Member] | Rent Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage		10.00%	10.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage		10.00%	10.00%
One Customer [Member] | Rent Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage		10.00%	10.00%
Two customers [Member] | Rent Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	79.80%	76.90%	80.60%